Convertible Debt	12 Months Ended
Dec. 31, 2022
Disclosure Of Convertible Debt [Abstract]
Convertible Debt [Text Block]

8. Convertible Debt

Details of the Convertible Debt are as follows:

	Year ended December 31,
	2022	2021
Convertible Debt - beginning of period	$35,753	$18,747
Fair value of debenture funding	38,219	14,375
Accretion and interest	10,384	2,631
Convertible Debt - end of period	$84,356	$35,753
Less: current portion	(84,356)	-
Non-current portion	$-	$35,753

On March 17, 2020, the Company agreed to issue unsecured convertible debentures to Glencore in four tranches with a total minimum principal amount of $20.0 million and total maximum principal amount of $30.0 million, the amount of each tranche to be determined jointly by the Company and Glencore. The debentures are due on the earlier of March 31, 2023 or upon $100 million of NorthMet Project financing. Interest accrues at 4% per annum on the balance drawn and the principal amount of the debentures is convertible into common shares of the Company at a conversion price equal to $2.223 per share. The first tranche in the amount of $7.0 million was issued on March 18, 2020, the second tranche in the amount of $7.0 million was issued on June 23, 2020, the third tranche in the amount of $9.0 million was issued on September 30, 2020 and the final tranche of $7.0 million was issued on January 28, 2021.

On July 15, 2021, the Company issued to Glencore an unsecured convertible debenture in the amount of $10.0 million. The debenture is due on the earlier of March 31, 2023 or upon $100 million of NorthMet Project financing. Interest accrues at 4% per annum on the balance drawn and the principal amount of the debenture is convertible into common shares of the Company at a conversion price equal to $3.4550 per share.

On February 14, 2022, the Company agreed to issue unsecured convertible debentures to Glencore in four tranches during 2022 with a total principal amount of up to $40.0 million, the amount of each tranche to be determined jointly by the Company and Glencore. The debentures are due on the earlier of March 31, 2023 or upon $100 million of financing for the NorthMet Project. Interest accrues at 4% per annum on the balance drawn and the principal amount of the debentures is convertible into common shares of the Company at a conversion price equal to $2.57 per share. The Company also agreed to pay a facilitation fee of 5% for each convertible debenture. The first tranche in the amount of $26.0 million was issued on February 14, 2022 with $17.8 million used to repay the promissory note and related accrued interest that was due February 28, 2022 (see Note 9). The Company and Glencore agreed to net settle $17.833 million from issuance of the first tranche on February 14, 2022 against the promissory note. The second tranche in the amount of $7.0 million was issued on May 13, 2022. The third and fourth tranches were combined in the total amount of $7.0 million and issued on September 15, 2022.

The February 14, 2022 exchange of instruments included changes to the terms and conditions which constituted an extinguishment of the old promissory note and establishment of a new convertible note. The transaction resulted in a $1.598 million refinancing loss consisting of fees and costs incurred and the difference between the carrying value of the old liability and the fair value of the new one.

The convertible debenture proceeds were bifurcated between the debt and equity components. The debt component has been recorded at amortized cost, net of transaction costs, and is being accreted to face value over the expected life using the effective interest method. The fair value of the debt component was estimated using a discounted cash flow model.

The fair value of the debt components issued during 2022 was $38.219 million with transaction costs of $1.442 million and the residual of $3.223 million allocated to equity. The fair value of the debt components issued during 2021 was $14.375 million with transaction costs of $0.083 million and the residual of $2.542 million allocated to equity. No borrowing costs were capitalized during 2022 or 2021.

Subsequent to year end, Glencore confirmed it will not convert the convertible debt and will extend the maturity of the convertible debt until the rights offering closing date expected on or around April 6, 2023 at which time the debt will be repaid. See additional details in Note 16.